Retirement Benefits - Summary of Remeasurement of Net Defined Benefit Liability Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions	$ 8,186	$ (4,495)	$ (11,391)
Due to experience adjustments	(268)	37	642
Due to changes in demographic assumptions	(459)	933	809
Total	7,459	(3,525)	(9,940)
Return on plan assets (shortage)/in excess of interest income	(2,312)	4,942	5,106
Other movements	66	50	18
Total remeasurements	$ 5,213	$ 1,467	$ (4,816)